Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Product Information [Line Items]
Write-off charged against the allowance	$ (9,479)
Accounts Receivable [Member]
Product Information [Line Items]
Opening balance	1,263
Transition period adjustment on accounts receivables (through retained earnings) pursuant to ASC 326		149
Adjusted balance as of April 1, 2023	1,263	149
Additions charged to cost and expense	11,790	1,538
Write-off charged against the allowance	(9,479)	(424)
Closing balance	$ 3,574	$ 1,263